Operating expenses (Tables)	6 Months Ended
Jun. 30, 2025
Expenses by nature [abstract]
Disclosure of expenses by nature

(amounts in thousands of euros)
SALES AND MARKETING	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2024	FOR THE SIX MONTHS ENDED JUNE 30, 2025
Personnel costs	353	474	1,443	944
Consulting and professional fees	1,547	166	2,093	384
Other sales and marketing expenses	352	34	693	206
Sales & Marketing	2,252	674	4,229	1,534
Research and development expenses break down as follows:

(amounts in thousands of euros)
RESEARCH AND DEVELOPMENT EXPENSES	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2024	FOR THE SIX MONTHS ENDED JUNE 30, 2025
Sub-contracting, studies and research	20,207	30,139	47,282	59,292
Personnel costs	4,868	5,558	9,421	10,627
Consulting and professional fees	2,280	1,867	5,489	5,848
Intellectual property fees	600	238	941	476
Other research and development expenses	952	843	1,519	1,703
Research and development expenses	28,907	38,645	64,650	77,946

(amounts in thousands of euros)
GENERAL AND ADMINISTRATIVE EXPENSES	FOR THE THREE MONTHS ENDED JUNE 30, 2024	FOR THE THREE MONTHS ENDED JUNE 30, 2025	FOR THE SIX MONTHS ENDED JUNE 30, 2024	FOR THE SIX MONTHS ENDED JUNE 30, 2025
Personnel costs	5,898	5,244	11,172	9,932
Consulting and professional fees	2,331	1,768	3,848	3,703
Other general and administrative expenses	1,566	1,258	2,912	2,668
General and administrative expenses	9,796	8,270	17,932	16,303